Fair values of financial instruments not carried at fair value - Fair value of financial instruments not carried at fair value and bases of valuation (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	£ 38,623	£ 32,188
Deposits by banks | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	38,530	32,102
Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	224,991	205,241
Customer accounts | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	224,988	205,236
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	34,446	27,259
Repurchase agreements – non-trading | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	34,446	27,259
Debt securities in issue | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	8,650	9,428
Debt securities in issue | Fair value | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	8,642	9,430
Subordinated liabilities | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	14,515	12,488
Subordinated liabilities | Fair value | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	14,220	13,118
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,349	10,784
Loans and advances to banks | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,352	10,786
Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	94,840	91,177
Loans and advances to customers | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	94,866	91,276
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	57,996	54,448
Repurchase agreements – non-trading | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	57,996	54,448
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,563	10
Financial investments – at amortised cost | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 1,574	£ 10